SEWARD & KISSEL LLP
                               901 K Street, N.W.
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                      February 5, 2013
VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:        AllianceBernstein Bond Fund, Inc. (the "Fund")
           - AllianceBernstein Inflation Strategies
           File Nos. 2-48227 and 811-02383
           ------------------------------------------------

Dear Sir or Madam:

         On behalf of the above-referenced Fund with respect to the Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy, which are each a series of the Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on January 31, 2013.

         A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

         Please call me at the above-referenced number if you have any questions regarding the attached.

                                                Sincerely,


                                                /s/ Joanne Skerrett
                                                -------------------
                                                    Joanne Skerrett